ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2022
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of September 30, 2022 and 2021:

	As of September 30,
	2022	2021
Accounts receivable, gross	$28,618,255	$29,346,829
Less: allowance for doubtful accounts	(255,322)	(2,221,870)
Accounts receivable, net	$28,362,933	$27,124,959

The Company recorded $227,837 and $92,943 bad debt expense during the year ended September 30, 2022 and 2021, respectively. There was no bad-debt write-off recorded by the Company during the years ended September 30, 2022 and 2021.

As of September 30, 2022 and 2021, the Company pledged accounts receivable of $nil and $2,053,490 to secure banking facilities granted to the Company.

Changes of allowance for doubtful accounts for the years ended September 30, 2022 and 2021 are as follow:

	As of September 30,
	2022	2021
Beginning balance	$2,221,870	$2,020,373
Additional reserve through bad debt expense	192,298	92,943
Reduction due to accounts receivable factoring	(2,104,366)	—
Exchange difference	(54,480)	108,554
Ending balance	$255,322	$2,221,870